VictoryShares US Multi-Factor Minimum Volatility ETF Shareholder Fees	Jun. 30, 2026 USD ($)
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0